RELATED PARTIES TRANSACTION (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Related Parties Transaction 1		$ 60,000
Related Parties Transaction 2		60,000
Related Parties Transaction 3		55,000
Related Parties Transaction 4		60,000
Related Parties Transaction 5		65,435
Related Parties Transaction 6		65,543
Related Parties Transaction 7		6,040
Related Parties Transaction 8		9,000
Related Parties Transaction 9		110
Related Parties Transaction 10		9,375
Related Parties Transaction 11		123,610
Related Parties Transaction 1	49,500
Related Parties Transaction 2	45,000
Related Parties Transaction 3	55,500
Related Parties Transaction 4	49,500
Related Parties Transaction 5	75,000
Related Parties Transaction 6	0
Related Parties Transaction 7	72,910
Related Parties Transaction 8	$ 7,058